UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

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Washington, D.C. 20549
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FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2




Read instructions at end of Form before preparing Form.




1 . Name and address of issuer:



Century Capital Management Trust



100 Federal Street



Boston, MA  02110






2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Century Small Cap Select Fund



3. Investment Company Act File Number:

              811-09561


   Securities Act File Number:

              333-86067



4(a).  Last day of fiscal year for which this Form is filed:



              October 31, 2010


4(b).   Check box if this Form is being filed late (ie., more
 than 90 calendar days after the end of the fiscal year).
  (See Instruction A.2)






Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be
       filing this Form.




Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)



5.  Calculation of registration fee:


(i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):       $54,697,571

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:            $101,052,898


(iii) Aggregate price of securities redeemed or
     repurchased during any prior fiscal year ending
     no earlier than October 11, 1995 that were not
     previously used to reduce registration fees
     payable to the Commission:                     $467,806,150




(iv) Total available redemption credits
     [add Item 5(ii) and 5(iii):                    $568,859,048




(v) Net sales - If Item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from
    Item 5(i) ]:                                     $0



(vi) Redemption credits available for use in future
     years- if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:          $514,161,477



(vii) Multiplier for determining registration fee (See
      Instruction C.9):                             x$0.0001161





(viii) Registration fee due [multiply Item 5(v) by Item
       5(vii)] (enter '0' if no fee is due):               =$0


6. Prepaid Shares



If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:            . If there is a number of shares or other
units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
that number here:              .





7. 'Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year see Instruction D):

                                     +         $            0




8.  Total of the amount of the registration fee due plus any
   interest due [line 5(vii) plus line 7]:            = $0




9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:




Method of Delivery:




X Wire Transfer



  Mail or other means



SIGNATURES






This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title.)
Julie Smith
Name

Chief Financial Officer
Title


Date
1/20/2011


Please print the name and title of the signing officer below the signature.